Direct Vessel Expenses (Tables)	12 Months Ended
Dec. 31, 2013
DIRECT VESSEL EXPENSES [Abstract]
Direct vessel expenses

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Payroll and related costs	$ 47,766	$ 47,950	$ 43,587
Insurances	3,618	3,727	2,437
Repairs and maintenance	11,153	9,972	10,128
Lubricants	1,203	1,071	1,054
Victualing	1,904	2,256	2,793
Travel expenses	2,662	2,026	1,770
Other expenses	4,407	2,474	1,653

Total	$ 72,713	$ 69,476	$ 63,422